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                           MFS/SUN LIFE SERIES TRUST

                            STRATEGIC INCOME SERIES

                      SUPPLEMENT TO THE CURRENT PROSPECTUS

The Bar Chart under the ``Bar Chart and Performance Table'' section for the Strategic Income Series is hereby restated as follows:

''1999''      4.61%

During the period shown in the bar chart the highest quarterly return was 1.59% (for the calendar quarter ended March 31, 1999) and the lowest quarterly return was 0.46% (for the calendar quarter ended June 30, 1999).

               THE DATE OF THIS SUPPLEMENT IS FEBRUARY 12, 2001.

                                                            SUN-16SIS 02/01 298M